Business combinations - Summary of fair values of identifiable assets and liabilities acquired (Details) - Archaea Energy Inc. $ in Millions	Dec. 31, 2022 USD ($)
Disclosure of detailed information about business combination [line items]
Property, plant and equipment recognised as of acquisition date	$ 885
Goodwill recognised as of acquisition date	409
Identifiable intangible assets recognised as of acquisition date	3,475
Investments accounted for using equity method, recognised as of acquisition date	917
Inventory recognised as of acquisition date	42
Trade and other receivables recognised as of acquisition date	67
Cash acquired in acquisition	107
Trade and other payables recognised as of acquisition date	(1,032)
Borrowings recognised as of acquisition date	(1,044)
Deferred tax liabilities recognised as of acquisition date	(293)
Provisions recognised as of acquisition date	(16)
Non-controlling interest in acquiree recognised at acquisition date	(7)
Identifiable assets acquired (liabilities assumed)	3,510
Cash transferred	3,137
Consideration transferred, acquisition-date fair value	$ 373